Disaggregated Revenue and Entity Wide Disclosures - Schedule of Revenues Attributed to Geographic Areas by Principal Customers (Details) - Sales [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Customer A [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	27.00%	17.00%	22.00%	16.00%	18.00%	22.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	10.00%	11.00%	8.00%	12.00%	10.00%	10.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	9.00%	12.00%	11.00%	8.00%	10.00%	6.00%
Customer D [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer	6.00%	10.00%	8.00%	10.00%	7.00%	10.00%
Customer E [Member]
Segment Reporting Information [Line Items]
Percentage of revenues per major customer		11.00%	5.00%	5.00%